Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 14,631	$ 24,890	$ 27,072
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,070	25,534	22,686
Amortization of deferred finance cost and discount	2,677	1,407	2,676
Amortization of dry dock and special survey costs	3,919	3,093	1,602
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(3,144)	94	100
Payments for Drydocking	(5,725)	(8,113)	(5,713)
(Increase)/ decrease in accounts receivable	(93)	2,846	(4,457)
Increase in due from related parties, current	(15,222)	(2,498)	(2,756)
Increase in due from related parties, non-current	(2,565)	0	0
(Decrease)/ increase in accounts payable	(387)	1,974	(310)
Decrease in accrued expenses	(30)	(52)	(1,040)
(Decrease)/ increase in deferred revenue	(763)	563	(7)
Net cash provided by operating activities	18,368	49,738	39,853
Investing Activities
Acquisition of vessels	0	(500)	(72,252)
Net cash used in investing activities	0	(500)	(72,252)
Financing Activities
Proceeds from Long term debt, net of deferred finance costs and discount	0	0	198,081
Loan repayment	(2,050)	(3,200)	(127,025)
IPO expenses	0	0	(3,347)
Dividend paid	(36,111)	(35,180)	(28,904)
Proceeds from issuance of general partner units	84	89	551
Proceeds from issuance of common units	4,004	4,010	0
Increase in restricted cash	(10,000)	0	0
Net cash (used in)/ provided by financing activities	(44,073)	(34,281)	39,356
Net (decrease)/ increase in cash and cash equivalents	(25,705)	14,957	6,957
Cash and cash equivalents, beginning of year	52,791	37,834	30,877
Cash and cash equivalents, end of year	27,086	52,791	37,834
Supplemental disclosures of cash flow information
Cash interest paid	$ 11,614	$ 11,428	$ 8,100